Bonds and Loans	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Bonds and Loans
Bonds and Loans

	JPY (millions) As of March 31
	2018	2019
Bonds	¥172,889	¥3,196,365
Short-term loans	18	500,002
Long-term loans	812,755	2,054,584
Total	¥985,662	¥5,750,951
Non-current	¥985,644	¥4,766,005
Current	¥18	¥984,946
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying value			Maturity
	Principal Amount in contractual currency (millions)	As of March 31, 2018	As of March 31, 2019	Interest Rate (%)
14th Unsecured Straight Bonds	60,000 JPY	¥59,967	¥59,992	0.540%	Jul 2019
15th Unsecured Straight Bonds	60,000 JPY	59,944	59,968	0.704%	Jul 2020
USD Unsecured Senior Notes	500 USD	52,978	55,129	2.450%	Jan 2022
2018 EUR Unsecured Senior Notes – variable rate	1,750 EUR	—	216,717	3 month EURIBOR + margin (0.550-1.100%)	Nov 2020 - Nov 2022
2018 EUR Unsecured Senior Notes – fixed rate	5,750 EUR	—	708,860	0.375-3.000%	Nov 2020 - Nov 2030
2018 USD Unsecured Senior Notes – fixed rate	5,500 USD	—	605,261	3.800-5.000%	Nov 2020 - Nov 2028
Unsecured Senior Notes Assumed in Shire Acquisition	12,100 USD	—	1,278,490	1.900-3.200%	Sep 2019 - Sep 2026
Unsecured Senior Notes Assumed in Shire Acquisition	1,925 USD	—	211,948	2.875%-5.250%	Jun 2020 - Jun 2045
Total		¥172,889	¥3,196,365
The composition of loans is as follows:

		JPY (millions) Carrying value			Maturity
Instrument	Principal Amount in contractual currency (millions)	As of March 31, 2018	As of March 31, 2019	Interest Rate (%)
Syndicated Loans 2013	120,000 JPY	¥120,000	¥120,000	3 month LIBOR + 0.010%	Jul 2019 - Jul 2020
Syndicated Loans 2016	200,000 JPY	200,000	200,000	0.200–0.300%	Apr 2023 - Apr 2026
Syndicated Loans 2017	113,500 JPY	113,500	113,500	0.350%	Apr 2027
USD Syndicated Loans 2017	1,500 USD	159,255	165,599	6 month LIBOR + 0.500%	Apr 2027
Syndicated Loans 2019	500,000 JPY	—	500,000	1 month TIBOR + 0.100%	Jul 2019
USD Syndicated Loans 2019	7,500 USD	—	819,482	LIBOR + variable margin (0.750-1.500%)	Jan 2024
USD Japan Bank for International Cooperation 2019	3,700 USD	—	409,346	6 month LIBOR + 0.600%	Dec 2025
Other		220,018	226,659
Total		¥812,773	¥2,554,586

The bonds and loans incurred by Takeda to fund a portion of the Shire Acquisition comprised of the following:

•	2018 EUR Unsecured Notes - variable rate comprised of 1,000 million EUR at 3 month EURIBOR + 0.550% interest maturing in 2020, 750 million EUR at 3 month EURIBOR + 1.100% interest maturing in 2022.

•
2018 EUR Unsecured Notes - fixed rate comprised of 1,250 million EUR at 0.375% interest maturing in 2020, 1,500 million EUR at 1.125% interest maturing in 2022, 1,500 million EUR at 2.250% interest maturing in 2026, and 1,500 million EUR at 3.000% interest maturing in 2030.

•
2018 USD Unsecured Notes - fixed rate comprised of 1,000 million USD at 3.800% annual interest maturing in 2020, 1,250 million USD at 4.000% annual interest maturing in 2021, 1,500 million USD at 4.400% annual interest maturing in 2023, and 1,750 million USD at 5.000% annual interest maturing in 2028.

•	Syndicated Loans 2019 comprised of a Senior Short-Term Loan Facility agreement with aggregate principal amounts up to 500,000 million JPY at 1 month TIBOR + 0.100% interest maturing in July 2019.

•
USD Syndicated Loans 2019 comprised of a Term Loan Credit Agreement with aggregate principal amounts up to 7,500 million USD, out of which 3,500 million USD was made available in Euros. These syndicated loans mature in 2024, and have an interest rate of LIBOR plus a variable margin based on the public debt rating. As of March 31, 2019, the principal amounts in USD and EUR were 4,000 million USD and 3,057 million EUR, respectively.

•
Loan Agreement with the Japan Bank for International Cooperation (the "JBIC Loan") with aggregate principal amount of up to 3,700 million USD. The JBIC loan has interest of 6 month LIBOR + 0.600% interest, and matures in 2025.

The bonds and loans assumed from Shire with the acquisition are mainly comprised of the following:

•
Shire Unsecured Senior Notes, guaranteed by Takeda Pharmaceuticals Company Limited, comprised of 3,300 million USD at 1.900% interest maturing in 2019, 3,300 million USD at 2.400% interest maturing in 2021, 2,500 million USD at 2.875% interest maturing in 2023, 3,000 million USD at 3.200% interest maturing in 2026.

•
Shire Unsecured Senior Notes, guaranteed by Takeda Pharmaceuticals Company Limited, comprised of 405 million USD at 2.875% interest maturing in 2020, 220 million USD at 3.600% interest maturing in 2022, 800 million USD at 4.000% interest maturing in 2025, and 500 million USD at 5.250% interest maturing in 2045.

•
Shire Revolving Credit Facilities Agreement – On December 12, 2014, Shire entered into a 2,100 million USD revolving credit facilities agreement with a number of financial institutions. This agreement was terminated in February 2019.

At their respective times of issuance, Takeda entered into a currency and interest rate swap agreement to hedge the JPY amount for 200 million USD of the USD Unsecured Senior Notes and 925 million USD of the USD Syndicated Loans 2017. Takeda entered into an interest rate swap agreement to fix the interest rate for 120,000 million JPY of the Syndicated Loans 2013 and 575 million USD of the USD Syndicated Loans 2017.
As of March 31, 2019, Takeda had borrowing availability of 300,000 million JPY.
The 2018 USD Senior Notes have registration rights that, among other things, require Takeda to file a registration statement with the US Securities and Exchange Commission for an offer to exchange the 2018 USD Senior Notes for registered notes prior to August 23, 2019. To the extent that this is not accomplished, Takeda will be required to pay penalty interest until remedied. There are long-term financing agreements that contain various financial covenants which require Takeda to maintain certain financial ratios and other restrictions including the level of the company’s borrowings. The most restrictive of these covenants is that profit before tax must not be negative for two consecutive years. Takeda was in compliance with all such covenants as of March 31, 2019.